Accrued Expenses - Summary of Changes in our product warranty (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Beginning balance	$ 41	$ 317	$ 0
Accrual (reversal) for warranty expense	107	(136)	449
Warranty costs incurred during period	(36)	(140)	(132)
Ending balance	$ 112	$ 41	$ 317